Document and Entity Information	Oct. 01, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	Magnolia Oil & Gas Corp
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-38083
Entity Tax Identification Number	81-5365682
Entity Address, Address Line One	Nine Greenway Plaza
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	713
Local Phone Number	842-9050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	MGY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001698990
Amendment Flag	false